Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets

Other assets	Dec. 31,	Dec. 31,
(in millions)	2012	2011
Corporate/bank owned life insurance	$4,360	$4,216
Accounts receivable	4,255	4,208
Income taxes receivable	3,099	2,573
Equity in joint ventures and other investments (a)	2,664	2,677
Fails to deliver	1,148	961
Software	1,117	986
Fair value of hedging derivatives	989	1,600
Prepaid expenses	508	784
Prepaid pension assets	419	144
Due from customers on acceptances	376	321
Other	1,533	1,369
Total other assets	$20,468	$19,839
(a)	Includes Federal Reserve Bank stock of $436 million and $429 million, respectively, at cost.

Seed Capital and Private Equity Investments Valued Using Net Asset Value

The table below presents information about BNY Mellon’s investments in seed capital and private equity investments.

Seed capital and private equity investments valued using NAV
	Dec. 31, 2012				Dec. 31, 2011
(dollar amounts in millions)	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair Value	Unfunded commitments	Redemption frequency	Redemption notice period
Private equity funds (a)	$99	$13	N/A	N/A	$122	$24	N/A	N/A
Other funds (b)	153	31	Monthly-yearly	3-45 days	72	-	Monthly-yearly	3-45 days
Total	$252	$44			$194	$24
(a)	Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.
(b)	Other funds include various market neutral, leveraged loans, hedge funds, real estate and structured credit funds. Redemption notice periods vary by fund.
N/A	- Not applicable.